Cover	Apr. 01, 2020
Document And Entity Information [Line Items]
Entity Tax Identification Number	98-1030901
Amendment Flag	false
Entity Central Index Key	0000315293
Document Type	8-K
Document Period End Date	Apr. 01, 2020
Entity Registrant Name	Aon plc
Entity Incorporation, State or Country Code	L2
Entity File Number	1-7933
Entity Address, Address Line One	122 Leadenhall Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC3V 4AN
City Area Code	20
Local Phone Number	7623 5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Ordinary Shares, $0.01 nominal value [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, $0.01 nominal value
Trading Symbol	AON
Security Exchange Name	NYSE
Guarantees of Aon plc’s 2.800% Senior Notes due 2021 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 2.800% Senior Notes due 2021
Trading Symbol	AON21
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.000% Senior Notes due 2023 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 4.000% Senior Notes due 2023
Trading Symbol	AON23
Security Exchange Name	NYSE
Guarantees of Aon plc’s 3.500% Senior Notes due 2024 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 3.500% Senior Notes due 2024
Trading Symbol	AON24
Security Exchange Name	NYSE
Guarantees of Aon plc’s 3.875% Senior Notes due 2025 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 3.875% Senior Notes due 2025
Trading Symbol	AON25
Security Exchange Name	NYSE
Guarantees of Aon plc’s 2.875% Senior Notes due 2026 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 2.875% Senior Notes due 2026
Trading Symbol	AON26
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.250% Senior Notes due 2042 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 4.250% Senior Notes due 2042
Trading Symbol	AON42
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.450% Senior Notes due 2043 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 4.450% Senior Notes due 2043
Trading Symbol	AON43
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.600% Senior Notes due 2044 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 4.600% Senior Notes due 2044
Trading Symbol	AON44
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.750% Senior Notes due 2045 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantees of Aon plc’s 4.750% Senior Notes due 2045
Trading Symbol	AON45
Security Exchange Name	NYSE